UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Ordinary Shares US [Member]	Share Based Payments Reserve [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Losses [Member]
Balance at Jun. 30, 2018	$ 6,067,514	$ 40,483,348	$ 1,897,391	$ 68,917	$ (36,382,142)
Net loss for the year	(7,127,497)	0	0	0	(7,127,497)
Exchange differences arising on translation of foreign operations	(300,155)	0	0	(300,155)	0
Total comprehensive loss for the period	(7,427,652)	0	0	(300,155)	(7,127,497)
Issuance of shares	8,831,759	8,831,759	0	0	0
Share issue costs	(509,918)	(509,918)	0	0	0
Conversion of performance rights	0	48,465	(48,465)	0	0
Share based payments	383,636	0	383,636	0	0
Balances at Mar. 31, 2019	7,345,339	48,853,654	2,232,562	(231,238)	(43,509,639)
Balance (Previously Stated [Member]) at Jun. 30, 2019	4,639,074	48,853,707	2,287,301	(297,166)	(46,204,768)
Balance (Effect of Adoption of IFRS 16 [Member]) at Jun. 30, 2019	(13,009)	0	0	0	(13,009)
Balance (Restated [Member]) at Jun. 30, 2019	4,626,065	48,853,707	2,287,301	(297,166)	(46,217,777)
Balance at Jun. 30, 2019	4,639,074
Net loss for the year	(4,077,364)	0	0	0	(4,077,364)
Exchange differences arising on translation of foreign operations	(1,214,413)	0	0	(1,214,413)	0
Total comprehensive loss for the period	(5,291,777)	0	0	(1,214,413)	(4,077,364)
Issuance of shares	14,557,710	14,557,710	0	0	0
Share issue costs	(688,880)	(688,880)	0	0	0
Exercise of incentive options	0	706,570	(706,570)	0	0
Expiration of incentive options	0	0	(241,443)	0	241,443
Share based payments	263,519	0	263,519	0	0
Balances at Mar. 31, 2020	$ 13,466,637	$ 63,429,107	$ 1,602,807	$ (1,511,579)	$ (50,053,698)